Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category ¥ in Thousands	12 Months Ended
Aug. 31, 2021 CNY (¥)
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Numbers	412
Total amount involved	¥ 30,108
Lease [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Numbers	5
Total amount involved	¥ 2,167
Lease [Member] | Minimum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	371
Lease [Member] | Maximum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	¥ 797
Advertising [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Numbers	1
Total amount involved	¥ 3,968
Amount involved scope per case	¥ 3,968
Technology Service [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Numbers	2
Total amount involved	¥ 503
Technology Service [Member] | Minimum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	237
Technology Service [Member] | Maximum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	¥ 266
Education Service [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Numbers	310
Total amount involved	¥ 13,653
Education Service [Member] | Minimum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	1
Education Service [Member] | Maximum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	¥ 386
Purchase [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Numbers	4
Total amount involved	¥ 2,424
Purchase [Member] | Minimum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	49
Purchase [Member] | Maximum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	¥ 1,298
Property Preservation [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Numbers	2
Total amount involved	¥ 2,440
Property Preservation [Member] | Minimum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	62
Property Preservation [Member] | Maximum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	¥ 2,377
Decoration [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Numbers	3
Total amount involved	¥ 4,020
Decoration [Member] | Minimum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	680
Decoration [Member] | Maximum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	¥ 2,540
Other [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Numbers	85
Total amount involved	¥ 933
Other [Member] | Minimum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	40
Other [Member] | Maximum [Member]
Subsequent Event (Details) - Schedule of total number of the lawsuits by category, amount involved and scope of each category [Line Items]
Amount involved scope per case	¥ 80